Fair Value Of Stock Options (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2011 Common Stock Class A	Dec. 31, 2010 Common Stock Class A	Dec. 31, 2012 Common Stock Class L
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	40.00%	79.20%	82.00%	82.00%	79.20%
Risk free interest rate	1.25%	0.68%	1.20%	1.40%	0.68%
Expected life of options (years)	6 years 6 months	4 years 1 month 28 days	3 years 5 months 19 days	3 years 8 months 9 days	4 years 1 month 28 days
Weighted average fair value per share of options granted during the period		$ 6.84	$ 10.40	$ 4.34	$ 291.83